Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Compensation for Key Management Personnel
Key management personnel are defined as members of the Board and CFO. The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Basic compensation and bonuses	¥1,839	¥1,879	¥1,492
Share-based compensation (expensed amount)	2,749	2,466	3,886
Other	85	147	146
Total	¥4,673	¥4,491	¥5,524